Bank Premises and Equipment	12 Months Ended
Dec. 31, 2022
Bank Premises and Equipment
Bank Premises and Equipment

Note 6.  Bank Premises and Equipment

The major classes of bank premises and equipment and accumulated depreciation and amortization at December 31 were as follows:

	2022	2021

Buildings and improvements	$10,674,714	$10,503,322
Land and land improvements	2,856,017	2,663,549
Furniture and equipment	6,262,893	6,067,181
Leasehold improvements	875,797	824,605
Finance lease	4,018,377	4,018,377
Operating leases	1,417,859	1,417,859
Other prepaid assets	5,820	102,365
	26,111,477	25,597,258
Less accumulated depreciation and amortization	(13,069,009)	(11,829,930)
Net bank premises and equipment	$13,042,468	$13,767,328